Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 19,967,738	$ 13,026,548
Taxes payable	1,426,024	976,428
Others	1,427,406	893,158
Accrued Expenses and Other Current Liabilities	$ 22,821,168	$ 14,896,134